Organization (Details) - Schedule of Principal Subsidiaries	12 Months Ended
Dec. 31, 2023
Youcang Limited (“Youcang”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	June 30, 2021
Place of incorporation	British Virgin Islands
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Investment holding
Energy U Limited (“Energy U”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	July 19, 2021
Place of incorporation	Hong Kong
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Investment holding
Shandong Yousheng New Energy Technology Development Co, Ltd. (“WFOE”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	January 27, 2022	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	100.00%	[1]
Principal activities	Provision of technical and consultation services	[1]
Anhui Yousheng New Energy Co., Ltd (“AHYS”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	May 16, 2013	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	100.00%	[1]
Principal activities	Dormant Company	[1]
Youpin Automobile Service Group Co. Ltd. (“Youpin”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	July 18, 2013	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	53.11%	[1]
Principal activities	Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services	[1]
Shanghai Youqiao International Trade Co., Ltd. (“SH Youqiao”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	May 29, 2014	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	100.00%	[1]
Principal activities	Dormant Company	[1]
Shanghai Youchuangneng Digital Technology Co., Ltd. (“SY Digital Tech) [Member]
Subsidiaries:
Date of incorporation/ acquisition	November 13, 2015	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	100.00%	[1]
Principal activities	Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services	[1]
Youguan Financial Leasing Co., Ltd. (“Youguan Financial Leasing”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	February 27, 2017	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	100.00%	[1]
Principal activities	Dormant Company	[1]
Chengdu Youyipin Trading Co., Ltd. (“CD Youyipin”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	June 21, 2019	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	100.00%	[1]
Principal activities	Dormant Company	[1]
Zhejiang Youguan Automobile Service Co., Ltd. (“ZJ Youguan”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	May 21, 2020	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	80.00%	[1]
Principal activities	Provision of sourcing services	[1]
Youpin Automobile Service (Shandong) Co., Ltd. (“Youpin SD”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	June 30, 2020	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	86.96%	[1]
Principal activities	Provision of new energy vehicles sales and sourcing services	[1]
Chengdu Youyineng Automobile Service Co., Ltd. (“CD Youyineng”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	October 29, 2020	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	100.00%	[1]
Principal activities	Provision of battery swapping stations manufacturing	[1]
Shanghai Youteng Automobile Service Co., Ltd. (“SH Youteng”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	November 3, 2020	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	70.00%	[1]
Principal activities	Dormant Company	[1]
Liaoning Youguan New Energy Technology Co. Ltd. (“LY New Energy”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	November 8, 2019	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	100.00%	[1]
Principal activities	Provision of new energy vehicles sales and sourcing services	[1]
Zibo Youyipin Trading Co. Ltd. (“Zibo Youyipin”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	March 18, 2021	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	100.00%	[1]
Principal activities	Dormant Company	[1]
Shanghai Youxu New Energy Technology Co., Ltd. (“SH Youxu”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	March 22, 2021	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	100.00%	[1]
Principal activities	Provision of battery swapping stations sales and battery swapping services	[1]
Dalian Youshengchi Automobile Trading Service Co., Ltd. (“DL Youshengchi”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	March 23, 2021	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	100.00%	[1]
Principal activities	Dormant Company	[1]
Quanzhou Youyi Power Exchange Network Technology Co., Ltd. (“QZ Youyi”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	June 29, 2021	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	100.00%	[1]
Principal activities	Provision of battery swapping services	[1]
Youxu New Energy Technology (Zibo) Co., Ltd. (“Youxu Zibo”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	July 29, 2021	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	100.00%	[1]
Principal activities	Provision of batter swapping stations manufacturing	[1]
Youxu (Xiamen) Power Exchange Network Technology Co., Ltd. (“Youxu XM”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	August 10, 2021	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	100.00%	[1]
Principal activities	Provision of battery swapping services	[1]
Wuhu Youxu New Energy Technology Co., Ltd. (“WH Youxu”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	November 12, 2021	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	100.00%	[1]
Principal activities	Provision of batter swapping stations manufacturing	[1]
Beijing Youxu New Energy Technology Co., Ltd. (“BJ Youxu”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	December 21, 2021	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	100.00%	[1]
Principal activities	Dormant Company	[1]
Henan Youxu New Energy Technology Co., Ltd. (“HN Youxu”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	December 1, 2022	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	80.00%	[1]
Principal activities	Dormant Company	[1]
Beijing Youpinshuowei New Energy Technologyo.. LtdPRC,2022 [Member]
Subsidiaries:
Date of incorporation/ acquisition	March 23, 2022
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	51.00%
Principal activities	Dormant Company
Zhuhai Youxu New Energy Technology Co., Ltd.(“ZH Youxu”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	August 9, 2023	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	100.00%	[1]
Principal activities	Provision of batter swapping stations manufacturing	[1]
Youxu New Energy Technology (Nanyang) Co., Ltd. (“NY Youxu”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	March 14, 2023	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	70.00%	[1]
Principal activities	Provision of batter swapping stations manufacturing	[1]
Liaoning Youxu New Energy Technology Co., Ltd. (“LN Youxu”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	March 9, 2023	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	51.00%	[1]
Principal activities	Provision of batter swapping stations manufacturing	[1]

[1]	Collectively, the “PRC subsidiaries”.